Intangible assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-lived intangible assets
Cost	$ 13,672	$ 15,244
Amortization	(7,126)	(6,945)
Net book value	6,546	8,299
Land use rights
Finite-lived intangible assets
Cost	4,777	5,218
Amortization	(1,498)	(1,461)
Net book value	3,279	3,757
Acquired computer software
Finite-lived intangible assets
Cost	3,264	3,875
Amortization	(2,744)	(3,053)
Net book value	520	822
Audio-visual license
Finite-lived intangible assets
Cost	5,631	6,151
Amortization	(2,884)	(2,431)
Net book value	$ 2,747	$ 3,720